Condensed Financial Information of the Parent Company - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Current assets
Cash and cash equivalents	¥ 3,115,914	$ 451,765	¥ 4,390,293	¥ 6,705,612
Short-term investments	100,368	14,552	193,672
Total current assets	6,756,422	979,589	6,347,323
Non-current assets
Other non-current assets	378,264	54,843	342,573
Total non-current assets	16,343,809	2,369,630	12,334,628
Total assets	23,100,231	3,349,219	18,681,951
Current liabilities
Amounts due to related parties	98,315	14,254	38,832
Derivative liabilities	20,577	2,983	0
Total current liabilities	4,255,680	617,016	4,301,347
Non-current liabilities
Other non-current liabilities	153,063	22,192	196,400
Total non-current liabilities	7,934,997	1,150,466	4,265,972
Total liabilities	12,190,677	1,767,482	8,567,319
Shareholders’ equity
Ordinary shares	46	7	46
Statutory reserves	311,821	45,210	189,700
Accumulated other comprehensive loss	(300,517)	(43,571)	(257,977)	¥ (172,586)	¥ 40,011
(Accumulated deficit)/retained earnings	66,044	9,575	(463,465)
Total shareholders’ equity	10,909,554	1,581,737	10,114,632
Total liabilities and shareholders’ equity	23,100,231	3,349,219	18,681,951
Parent Company
Current assets
Cash and cash equivalents	156,062	22,627	459,522
Short-term investments			63,726
Amounts due from subsidiaries of the Group			2,890
Other current assets	3,927	569	2,964
Total current assets	159,989	23,196	529,102
Non-current assets
Investment in and amounts due from subsidiaries of the Group	11,470,857	1,663,118	9,657,859
Other non-current assets			595
Total non-current assets	11,470,857	1,663,118	9,658,454
Total assets	11,630,846	1,686,314	10,187,556
Current liabilities
Amounts due to related parties			31,600
Amounts due to subsidiaries of the Group	647,039	93,812
Derivative liabilities	947	137
Accrued expenses and other payables	57,738	8,371	18,721
Total current liabilities	705,724	102,320	50,321
Non-current liabilities
Other non-current liabilities	15,568	2,257	22,603
Total non-current liabilities	15,568	2,257	22,603
Total liabilities	721,292	104,577	72,924
Shareholders’ equity
Ordinary shares	46	7	46
Additional paid-in capital	10,832,160	1,570,516	10,646,328
Statutory reserves	311,821	45,210	189,700
Accumulated other comprehensive loss	(300,517)	(43,571)	(257,977)
(Accumulated deficit)/retained earnings	66,044	9,575	(463,465)
Total shareholders’ equity	10,909,554	1,581,737	10,114,632
Total liabilities and shareholders’ equity	¥ 11,630,846	$ 1,686,314	¥ 10,187,556